Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net change in non-cash working capital items:
Accounts receivable	$ (22,377)	$ (13,985)
Inventories	(41,641)	(12,586)
Other assets	(5,848)	(17,636)
Accounts payable and accrued liabilities	18,131	(4,137)
Net change in non-cash working capital items	(51,735)	(48,344)
Non-cash investing and financing activities:
Additions to property, plant and equipment by leases	25,007	18,012
Non-cash decrease in accounts payable in relation to additions of property, plant and equipment and exploration and evaluation assets	(9,397)	(4,848)
Change in mineral properties, plant and equipment from change in estimates for provision for rehabilitation and closure costs	(4,859)	7,890
Non-cash operating activities:
Settlement of income taxes payable via VAT recoverable	$ (16,460)	$ (4,928)